Shareholders’ Equity	6 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 12 SHAREHOLDERS’ EQUITY

The shareholders’ equity structures as of March 31, 2026 was presented after giving retroactive effect to the reorganization of the Group that was completed on December 27, 2018. Immediately before and after reorganization, the Group, together with its subsidiaries, PPWM, PWM, AISYS, SPW, Wealth AI, Tokyo Bay, InnoSphere Singapore and InnoSphere Tech were effectively controlled by the same shareholders; therefore, for accounting purpose, the reorganization was accounted for as a recapitalization.

Prestige Wealth Inc. was established under the laws of the Cayman Islands on October 25, 2018. The authorized number of ordinary shares is 160,000,000 shares with par value of $0.000625 each.

On November 20, 2025, the Group’s shareholders approved a 1-for-10 share consolidation of its Class A ordinary shares and Class B ordinary shares (the “Share Consolidation”), which was subsequently approved by the Board of Directors on January 19, 2026. The Share Consolidation became market effective at the opening of trading on February 19, 2026. The objective of the Share Consolidation is to enable the Group to regain compliance with Nasdaq Marketplace Rule 5550(a)(2) and maintain its listing on the Nasdaq Capital Market, as well as to maintain an appropriate gold-per-share ratio (currently believed to approximate 1 share representing 1/1000 of an ounce of gold). Upon the effectiveness of the Share Consolidation, every 10 issued and outstanding Ordinary Shares of a par value of US$0.000625 each will automatically be consolidated into one issued and outstanding Ordinary Share of par value US$0.00625. No fractional shares will be issued as a result of the Share Consolidation. Instead, any fractional shares that would have resulted from the Share Consolidation will be rounded up to the next whole number. The Share Consolidation affects all shareholders uniformly and will not alter any shareholder’s percentage interest in the Group’s outstanding Ordinary Shares, except for adjustments that may result from the treatment of fractional shares.

In accordance with applicable accounting standards, all share, template warrant, option, and per-share information presented in these financial statements has been retrospectively restated to reflect the impact of the Share Consolidation for all periods presented. As of the date of this report, 34,613,155 ordinary shares were issued at par value, equivalent to a share capital of $216,332.